Share-Based Compensation and Share-Based Payment Reserve - Schedule of Options Outstanding and Exercisable (Details) (6K)	6 Months Ended	12 Months Ended
	Jan. 31, 2021 shares $ / shares	Jul. 31, 2020 shares $ / shares	Jul. 31, 2019 shares	Jul. 31, 2018 shares	Jul. 31, 2017 shares
Statement Line Items [Line Items]
Number of Options	18,082	19,969	23,243	31,410	20,274
Exercisable	18,052
Exercise Price One [Member]
Statement Line Items [Line Items]
Number of Options	667	667
Exercise Price | $ / shares	$ 77	$ 77
Exercisable	667	667
Expiry date	Nov. 04, 2025	Nov. 04, 2025
Exercise Price Two [Member]
Statement Line Items [Line Items]
Number of Options	8,000	1,917
Exercise Price | $ / shares	$ 45	$ 77
Exercisable	8,000	1,917
Expiry date	Mar. 01, 2021	Nov. 04, 2020
Exercise Price Three [Member]
Statement Line Items [Line Items]
Number of Options	1,667	8,000
Exercise Price | $ / shares	$ 60	$ 45
Exercisable	1,667	8,000
Expiry date	Mar. 10, 2022	Mar. 01, 2021
Exercise Price Four [Member]
Statement Line Items [Line Items]
Number of Options	6,719	1,667
Exercise Price | $ / shares	$ 42	$ 60
Exercisable	6,719	1,667
Expiry date	May 01, 2021	Mar. 10, 2022
Exercise Price Five [Member]
Statement Line Items [Line Items]
Number of Options	833	6,719
Exercise Price | $ / shares	$ 42	$ 42
Exercisable	833	6,719
Expiry date	Jul. 01, 2023	May 01, 2021
Exercise Price Six [Member]
Statement Line Items [Line Items]
Number of Options	166	833
Exercise Price | $ / shares	$ 21	$ 42
Exercisable	166	833
Expiry date	Sep. 09, 2024	Jul. 01, 2023